Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 31,552	¥ 220,649	¥ (80,976)	¥ (134,515)
Adjustment to reconcile net (loss)/income to net cash generated from/(used in) operating activities:
Depreciation of property, equipment and leasehold improvement	986	6,900	10,711	13,218
Amortization of intangible assets	109	759	661	983
Amortization of right-of-use assets	2,182	15,263	17,460	16,903
Foreign exchange losses	146	1,022	4,209	1,488
Investment income	142	996	(919)	(188)
Share-based compensation	646	4,518	14,150	26,755
Impairment of right-of-use assets	159	1,112
Allowance for expected credit loss	10	69		90,789
Losses/(gains) on disposal of property, equipment and leasehold improvement	54	381	90	(438)
Changes in operating assets and liabilities:
Accounts receivable	6	41	475	1,637
Prepayments and other current assets	(2,317)	(16,204)	(432)	(94,572)
Accounts payable	2,770	19,372	(3,805)	(10,648)
Deferred revenue	1,041	7,280	1,712	(6,429)
Salary and welfare payable	6,340	44,337	(5,136)	499
Taxes payable	309	2,160	3,450	(549)
Lease liabilities	(2,193)	(15,339)	(17,785)	(18,057)
Accrued expenses and other current liabilities	(1,898)	(13,282)	29,666	31
Other non-current liabilities				(3,952)
Net cash (used in)/generated from operating activities	40,044	280,000	(26,469)	(117,045)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(493)	(3,448)	(11,072)	(5,961)
Purchase of intangible assets	(96)	(670)	(1,099)	(1,261)
Purchase of short-term investments	(35,321)	(247,000)	(125,000)
Maturities of short-term investments	35,321	247,000	125,000	111,022
Proceeds from disposal of property, equipment and leasehold improvement	45	317	197	1,853
Net cash generated from/(used in) investing activities	(544)	(3,801)	(11,974)	105,653
Cash flows from financing activities：
Proceeds from exercise of vested share options	4	26	7	5
Proceeds from short-term loans			18,377	40,900
Repayments of short-term loans	(1,028)	(7,188)	(11,188)	(114,878)
Cash paid for repurchase of common shares	(4,112)	(28,756)	(10,190)
Capital contributions from the non-controlling interest shareholders				2,299
Cash paid for dividends	(4,330)	(30,283)
Net cash used in financing activities	(9,466)	(66,201)	(2,994)	(71,674)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(471)	(3,290)	(3,017)	2,168
Net (decrease)/increase in cash, cash equivalents and restricted cash	29,563	206,739	(44,454)	(80,898)
Cash, cash equivalents and restricted cash at beginning of the year	64,802	453,163	497,617	578,515
Cash, cash equivalents and restricted cash at end of the year	94,365	659,902	453,163	497,617
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	93,700	655,100	441,858	494,965
Restricted cash	693	4,844	11,305	2,652
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	94,365	659,902	453,163	497,617
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(4)	(28)	(416)	(2,051)
Cash paid for operating leases	(2,385)	(16,679)	(17,754)	(18,257)
Income taxes paid	(259)	(1,811)	(1,861)	(495)
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	$ 3,898	¥ 27,255	¥ 16,277	¥ 6,127